ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 20,187,786	$ 13,835,019
Solar power project assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables by post-dated checks, current	$ 450,603
Electricity Revenue Generation
Accounts, Notes, Loans and Financing Receivable [Line Items]
Feed-in tariff(s) (FIT) receivables, recovery period	12 months
Feed-in tariff(s) (FIT) receivables, current	$ 1,971,719
Feed-in tariff(s) (FIT) receivables, noncurrent	25,866,553
Solar power customers | Credit concentration | Accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 8,257,527	$ 4,252,381
Concentration risk percentage	41.00%	31.00%
Number Of Customer With Greater Than 10 Of Accounts Receivable	10	10
Solar power customers | Customer concentration | Net revenues
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk percentage	28.00%	47.00%